Summary of Significant Accounting Policies - Schedule of Credit and Concentration Risks (Details) - Customer Concentration Risk [Member]	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
RTX [Member] | Revenue Benchmark [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage	28.40%	[1]	28.80%	[1]	36.20%	[2]	29.30%	[2]
RTX [Member] | Accounts Receivable [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage	43.50%	[1]			39.80%	[1]	38.20%	[2]
Lockheed Martin [Member] | Revenue Benchmark [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage	34.40%		39.60%		32.30%		25.10%
Lockheed Martin [Member] | Accounts Receivable [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage	16.40%				11.90%
Northrop [Member] | Revenue Benchmark [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage					6.70%		18.30%
Northrop [Member] | Accounts Receivable [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage					1.30%		11.00%
Lockheed [Member] | Accounts Receivable [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage					11.90%		8.60%
Ontic [Member] | Accounts Receivable [Member]
Schedule of Credit and Concentration Risks [Line Items]
Concentration risk, percentage					7.60%		14.60%

[1]	RTX includes Collins Landing Systems and Collins Aerostructures
[2]	RTX includes Collins Landing Systems and Collins Aerostructures